Investments in Film - Schedule of Investments in Film (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Investments in Film [Abstract]
Investments in film- current	$ 1,077,457	$ 885,800
Investments in film- non current		535,857
Total	$ 1,077,457	$ 1,421,657